OTHER PROVISIONS - Schedule of movement of provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Provisions [Roll Forward]
Opening balance	$ 942,537	$ 740,453	$ 612,133
Increase in provisions	449,406	687,558	403,229
Provision used	(70,844)	(63,087)	(84,497)
Difference by subsidiaries conversion	(69,563)	28,655	(25,531)
Reversal of provision	(310,118)	(434,609)	(163,029)
Exchange difference	390	(16,433)	(1,852)
Closing balance	941,808	942,537	740,453
Legal claims
Other Provisions [Roll Forward]
Opening balance	940,140	731,153	558,036
Increase in provisions	449,406	687,558	403,229
Provision used	(70,844)	(63,087)	(84,497)
Difference by subsidiaries conversion	(69,563)	28,655	(25,531)
Reversal of provision	(310,118)	(427,979)	(119,029)
Exchange difference	310	(16,160)	(1,055)
Closing balance	939,331	940,140	731,153
European Commission Investigation
Other Provisions [Roll Forward]
Opening balance	2,397	9,300	10,097
Increase in provisions	0	0	0
Provision used	0	0	0
Difference by subsidiaries conversion	0	0	0
Reversal of provision	0	(6,630)	0
Exchange difference	80	(273)	(797)
Closing balance	2,477	2,397	9,300
Onerous Contracts
Other Provisions [Roll Forward]
Opening balance	0	0	44,000
Increase in provisions	0	0	0
Provision used	0	0	0
Difference by subsidiaries conversion	0	0	0
Reversal of provision	0	0	(44,000)
Exchange difference	0	0	0
Closing balance	$ 0	$ 0	$ 0